Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 603,233	$ 1,815,055
Deposits	13,344	151,125
Prepaid expenses	478,804	46,619
Total current assets	1,095,381	2,012,799
Other assets
Mineral properties	1,200,700	800,700
Deferred financing fees	1,270,684
Total other assets	2,471,384	800,700
Total assets	3,566,765	2,813,499
Current liabilities
Accounts payable	84,915	61,294
Other liabilities	8,462	10,661
Total current liabilities	93,377	71,955
Warrant liability	1,447,905	2,361,925
Note payable	428,148
Total liabilities	1,969,430	2,433,880
Stockholders' equity (deficit)
Common stock, 200,000,000 shares authorized, $ .0001 par value; 37,766,385 shares and 29,897,846 shares issued and outstanding as of 12/31/12 and 12/31/11, respectively; Common stock, 200,000,000 shares authorized, $ .0001 par value; 42,458,945 shares and 37,766,385 shares issued and outstanding as of 6/30/13 and 12/31/12, respectively	3,777	2,990
Additional paid in capital	5,231,233	2,644,795
Deficit accumulated during the exploration stage	(3,638,175)	(2,268,625)
Total stockholders' equity	1,597,335	379,619
Total liabilities and stockholders' equity	3,566,765	2,813,499
Preferred Stock Series A
Stockholders' equity (deficit)
Preferred stock, 50,000,000 shares authorized, $.0001 par value Series A 3,000,000 issued and 4,586,539 issued and outstanding as of 12/31/12 and 12/31/11, respectively, Series B 2,004,600 issued and none issued and outstanding as of 12/31/12 and 12/31/11, respectively	300	459
Preferred Stock Series B
Stockholders' equity (deficit)
Preferred stock, 50,000,000 shares authorized, $.0001 par value Series A 3,000,000 issued and 4,586,539 issued and outstanding as of 12/31/12 and 12/31/11, respectively, Series B 2,004,600 issued and none issued and outstanding as of 12/31/12 and 12/31/11, respectively	$ 200